Commitments (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Debt Instrument [Line Items]
Maturity term	1 year
Operating Leases, Rent Expense, Net	¥ 71,127	¥ 36,706	¥ 15,947
Long-term Purchase Commitment, Amount	¥ 244,000
Chinese commercial banks [Member]
Debt Instrument [Line Items]
Number of lender banks	3
Short term debt [Member]
Debt Instrument [Line Items]
Aggregate amount of debt	¥ 353,429
Current borrowing capacity	¥ 228,400